Organization - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2023 Segment Person	Dec. 31, 2022 Segment
Organization [Line Items]
Number of business segments | Segment	4	4
Number of Blackstone founders managing the Partnership | Person	1